Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2016		$ 30	$ 60,297	$ (17,767)	$ 2	$ (3,275)	$ 5	$ 39,292
Net income				1,346				1,346
Other comprehensive loss					(49)			(49)
Issuance of stock based incentive plan shares, net of forfeitures	[1]
Restricted stock expense, net of forfeitures			246					246
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	[1]					(49)		(49)
Conversion of Series B preferred stock to common stock		13	(8)				$ (5)
Exercise of warrants to common stock			38					38
Cash dividends declared on Series B preferred stock and accretion of discount			103	(666)				(563)
Balance at Dec. 31, 2017		43	60,676	(17,087)	(47)	(3,324)		40,261
Net income				4,273				4,273
Other comprehensive loss					(26)			(26)
Issuance of stock based incentive plan shares, net of forfeitures	[1]	1						1
Restricted stock expense, net of forfeitures			376					376
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	[1]					(42)		(42)
Exercise of warrants to common stock			716					716
Accretion of discount and value of warrants exercised			(62)	62
Balance at Dec. 31, 2018		$ 44	$ 61,706	$ (12,752)	$ (73)	$ (3,366)		$ 45,559

[1]	Restated for 1-for-5.5 reverse stock split on August 20, 2018-See Note 1